Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenues
Consulting services	$ 211,863	$ 268,488	$ 459,473	$ 464,058	$ 693,225	$ 677,633
Products and equipment	231,785	200,257	524,579	448,354	2,106,662	581,379
Total revenues	443,648	468,745	984,052	912,412	2,799,887	1,259,012
Costs of revenues
Cost of consulting services	51,278	88,632	99,800	146,483	182,161	322,134
Cost of products and equipment	145,848	176,347	380,857	401,998	1,817,952	449,342
Total cost of revenues	197,126	264,979	480,657	548,481	2,000,113	771,476
Gross profit	246,522	203,766	503,395	363,931	799,774	487,536
Operating expenses
General and administrative	307,953	130,454	531,440	252,578	687,082	3,652,181
Investor Relations	893	56,286	18,068	187,702	307,069	23,132
Selling and marketing	19,662	113,224	40,477	207,529	307,474	190,164
Research and development	1,413	11,350	1,413	41,722	51,115	12,863
Total Operating expenses	329,921	311,314	591,398	689,531	1,352,740	3,878,340
Loss from Operations	(83,399)	(107,548)	(88,003)	(325,600)	(552,966)	(3,390,804)
Other income (expense)
Gain on extinguishment of debt		72,771		72,771	72,771	35,000
Interest Income (expense)	(1,376)	(8,837)	(10,329)	(17,623)	(35,458)	(263,388)
Total Other Income (expense)	(1,376)	63,934	(10,329)	55,148	37,313	(228,388)
Loss before taxes	(84,775)	(43,614)	(98,332)	(270,452)	(515,653)	(3,619,192)
Income tax expense (benefit)					0	0
NET LOSS	$ (84,775)	$ (43,614)	$ (98,332)	$ (270,452)	$ (515,653)	$ (3,619,192)
Basic and diluted net income (loss) per common share	$ 0	$ 0	$ 0	$ (0.01)	$ (0.01)	$ (0.11)
Basic and diluted weighted average common shares outstanding	46,375,168	45,752,033	45,628,580	45,275,183	44,637,046	32,545,546